Organization and Business Description	6 Months Ended
Sep. 30, 2025
Organization and Business Description [Abstract]
Organization and Business Description

1. Organization and Business Description

Organization and Nature of Operations

Masonglory Limited (the “Company”) is a limited liability company established under the laws of the Cayman Islands on February 21, 2024. It is a holding company with no business operation.

The Company conducts its primary operations through its indirectly wholly owned subsidiary, Masontech Limited, which is incorporated and domiciled in Hong Kong SAR; Masontech Limited principally engage in the provision of wet trades works, and it is wholly owned subsidiary of Masonglory (BVI) Limited which was incorporated and is domiciled in British Virgin Islands.

The Company completed its initial public offering on the NASDAQ on July 8, 2025, issuing 1,500,000 ordinary shares at a price of USD4.0 per share. In addition, the Company entered into an underwriting agreement with the underwriter on July 7, 2025, which granted the underwriter a 45-day option to purchase up to an additional 225,000 ordinary shares at the public offering price of USD4.00 per share, less underwriting discounts, to cover any over-allotment. Subsequently, on July 24, 2025, the underwriter exercised the over-allotment option in full, purchasing an additional 225,000 ordinary shares at the public offering price of USD4.00 per share. The initial public offering and the exercise of the over-allotment option closed on July 24, 2025, with gross proceeds totaling US$6,900,000, before deducting underwriting discounts and offering expenses. The ordinary shares began trading on July 8, 2025 on The Nasdaq Capital Market and commenced trading under the ticker symbol “MSGY”.

The accompanying condensed consolidated financial statements reflect the activities of the Company and the following entities:

Subsidiary	Date of incorporation	Jurisdiction of Formation	Percentage of Ownership	Principal Activities
Masonglory Limited (“Masonglory”)	February 21, 2024	Cayman Islands	Parent	Investment holding
Masonglory (BVI) Limited (“Masonglory BVI”)	February 20, 2024	British Virgin Islands	100%	Investment holding
Masontech Limited (“Masontech”)	September 11, 2018	Hong Kong	100%	Provision of wet trades works

Reorganization and Share Issuance

Masonglory was incorporated as an exempted company with limited liability under the laws of the Cayman Islands in February 2024. Masonglory’s direct subsidiary is Masonglory (BVI), a BVI company incorporated in February 2024 and the holding company of Masontech Limited.

On February 21, 2024, one (1) Ordinary Share was allotted and issued as fully paid to an initial subscriber, an independent third party, which was subsequently transferred to Mr. TT Tun. On February 29, 2024, one (1) Ordinary Share was allotted and issued as fully paid to Mr. TS Fung at a consideration of US$0.0001.

On March 21, 2024, Mr. TS Fung and Mr. TT Tun (the “Controlling Shareholders”) entered into a sale and purchase agreement with Masonglory (BVI), pursuant to which the Controlling Shareholders sold, and Masonglory (BVI) purchased from the Controlling Shareholders a total of twenty (20) ordinary shares in Masontech (the “Operating Subsidiary”) (representing the entire issued share capital of the Operating Subsidiary), at an aggregate consideration of HK$20.00. After the acquisition, Masonglory (BVI) became the sole shareholder of the Operating Subsidiary.

On March 25, 2024, each of the Controlling Shareholders entered into a sale and purchase agreement with Masonglory, pursuant to which the Controlling Shareholders sold, and Masonglory purchased from the Controlling Shareholders a total of two (2) Ordinary Shares of Masonglory (BVI) (representing the entire issued share capital of Masonglory (BVI)), at an aggregate consideration of US$0.0002. After the acquisition, Masonglory became the ultimate holding company of Masonglory (BVI) and the Operating Subsidiary.

On March 25, 2024, each of the Controlling Shareholders entered into a sale and purchase agreement with Fung & Tun Limited, a company incorporated under the laws of the BVI and jointly owned by the Controlling Shareholders (each holding one (1) Ordinary Share), pursuant to which each of the Controlling Shareholders sold, and Fung & Tun Limited purchased from the Controlling Shareholders a total of two (2) Ordinary Shares (representing the entire issued share capital of the Company), at an aggregate consideration US$0.0002. After the acquisition, Fung and Tun Limited, via its direct holding in Masonglory, became the ultimate holding company of the Operating Subsidiary.

On June 14, 2024, Masonglory allotted and issued 11,499,998 Ordinary Shares at a par value of US$0.0001 per Ordinary Share, credited as fully-paid in its share capital, to Fung & Tun Limited, which is jointly owned by Mr. TS Fung and TT Tun.

Also on June 14, 2024, Masonglory allotted and issued 500,000 Ordinary Shares to each of Vision Win Enterprises Limited and Main Works International Limited, unrelated third parties of the Company, for a consideration of HK$640,000, representing 4% and 4%, respectively, of the enlarged entire issued share capital of the Company immediately upon completion of the above transactions. This resulted in (a) a total additional issuance of 1,000,000 Ordinary Shares; (b) a dilution of Mr. SF Tse and Mr. TT Tse’s ownership interest in the Company from 100% to 92% though they remained as the controlling shareholders of the Company; and (c) a decrease in earnings per shares (basic and diluted) due to the increased number of shares outstanding. The allotment and issuance of the said Ordinary Shares to Vision Win Enterprises Limited and Main Works International Limited were not retroactively presented in prior periods as they are not part of the common control group. As such, the increase in Ordinary Shares and additional paid-in capital of the Company will be reflected in the subsequent period.

During the years presented in these financial statements, the control of the entities has never changed and remained under the control of Mr. TS Fung and Mr. TT Tun. Despite the aforesaid dilution, Mr. TS Fung and Mr. TT Tun continue to hold a 92% ownership interest and maintain control over the Company.

The Company completed its initial public offering on the NASDAQ on July 8, 2025, issuing 1,500,000 Ordinary Shares at a price of US$4.00 per Ordinary Share. In addition, the Company entered into an underwriting agreement with the underwriter on July 7, 2025, which granted the underwriter a 45-day option to purchase up to an additional 225,000 Ordinary Shares at the public offering price of US$4.00 per share, less underwriting discounts, to cover any over-allotment. Subsequently, on July 24, 2025, the underwriter exercised the over-allotment option in full, purchasing an additional 225,000 Ordinary Shares at the public offering price of US$4.00 per Ordinary Share. The initial public offering and the exercise of the over-allotment option closed on July 24, 2025, with gross proceeds totaling US$6,900,000, before deducting underwriting discounts and offering expenses. The Ordinary Shares began trading on July 8, 2025 on The Nasdaq Capital Market and commenced trading under the ticker symbol “MSGY”.